Lease accounting - Schedule of maturity of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lease accounting
2024	$ 1,762
2025	979
2026	285
Total operating lease payments (undiscounted)	3,026
Less: Imputed interest	(134)
Total operating lease liabilities (discounted)	$ 2,892